21. Discontinued operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations
Discontinued operations

On December 20, 2017 YPF EE accepted our offer to sell the La Plata plant, for a total sum of USD 31.5 million, subject to closing customary conditions. On February 8, 2018, after such conditions were met, the plant was transferred to YPF EE effective as of January 5, 2018. Consequently, as of December 31, 2017 the La Plata plant was classified as a disposal group held for sale and its respective results as a discontinued operation. The results of La Plata plant for the years ended December 31, 2017, 2016 and 2015 are presented below:

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Revenues	2,196,746	1,757,692	580,595
Cost of sales	(1,427,906)	(1,081,979)	(352,844)
Gross income	768,840	675,713	227,751

Administrative and selling expenses	(8,566)	(15,221)	(7,924)
Other operating income	-	27,770	6,170
Other operating expenses	(10,737)	-	(1,259)
Operating income	749,537	688,262	224,738

Finance expense	(339)	(14,455)	(21,878)
Income before tax from discontinued operations	749,198	673,807	202,860
Income tax for the year	(264,157)	(235,833)	(71,001)
Income for the year from discontinued operations	485,041	437,974	131,859

The assets and liabilities of La Plata plant classified as held for sale as of December 31, 2017 are, as follows:

12-31-2017
ARS 000

Assets
Property, plant and equipment	116,923
Inventories	26,091
Assets held for sale	143,014

Liabilities
Deferred income tax liabilities	6,282
Compensation and employee benefits liabilities	(4,411)
Provisions	(131,032)
Labilities associated with assets held for sale	(129,161)
Net assets held for sale	13,853

The net cash flows of La Plata plant operation are, as follows:

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Operating activities	820,955	564,937	221,698

Earnings per share:

	2017	2016	2015

– Basic and diluted income per share from discontinued operations	ARS 0.32	ARS 0.29	ARS 0.09